Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information	Supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	9.5	(8.8)
Inventories	(4.8)	10.6
Prepaid expenses and other	0.2	(6.7)
Trade and other payables	(3.9)	21.1
Total change in non-cash operating working capital	1.0	16.2

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on concentrate contracts	0.6	0.9
Equity settled share-based payment expense	1.5	2.4
Loss on disposal of assets	2.0	1.6
Settlement and gain on revaluation of gold price option contracts	—	(26.4)
Loss on revaluation of copper price option contracts	1.5	—
Unrealized loss on revaluation of non-current derivative financial instruments	62.9	110.4
Loss (gain) on revaluation of investments	21.3	(17.4)
Gain on receivable associated with Mesquite sale	—	(12.8)
Other	4.5	(3.4)
Total other non-cash adjustments	94.3	55.3